Preferred Stock and Common Stock (Details Narrative) - USD ($)											1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2026	Feb. 05, 2026	Feb. 04, 2026	Jan. 30, 2026	Jan. 12, 2026	Oct. 27, 2025	Sep. 30, 2025	Aug. 06, 2025	Jun. 30, 2025	Nov. 17, 2023	Dec. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Sep. 30, 2024	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 03, 2025	Sep. 19, 2025	Mar. 03, 2025	Feb. 04, 2025	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value											$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value											0.0001				$ 0.0001		0.0001	$ 0.0001
Gross proceeds															$ 100,010
Stock issued, value																		$ 3,000,000
Share price											$ 0.0001				$ 0.0001		$ 0.0001						$ 0.0001
Stock issued during the period , other														$ 2,096
Stock issued during the period , other														2,960,856
Preferred stock, shares authorized											148,438,108				149,120,878		148,438,108	88,400,879
Warrants issued	16,000,000					12,000,000
Issuance of common stock upon exercise of warrants															$ 242,000
Warrants exercise price per share									$ 1.0825			$ 1.0825				$ 1.0825
Dividends															$ 136		$ 99,348
Stock for consideration						$ 1,000					$ 1,050
Number of non-voting common stock issued and outstanding after conversion											50,000,000				50,000,000		50,000,000
Dividends payable															$ 197
Dividends															22,109
Common stock dividends															$ 121,457
Stock Issued During Period, Shares, Issued for Services			161,963									229,650
Stock Issued During Period, Value, Issued for Services			$ 2,035,000												$ 2,035,000		$ 533,000
Debt description	(i) $2.25 per share for 4,500,000 shares for a period of 60 days; (ii) $2.75 per share for 3,750,000 shares for a period of 60 days; and (iii) $3.25 per share for 3,750,000 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $12.35 per share		(i) the successful consummation of the direct listing and (ii) the closing of financings with aggregate gross proceeds of at least $5.0 million, the Company issued 418,219 shares of common stock to certain designees, representing 0.5% of the Company’s outstanding common stock on a fully diluted basis. The shares were issued as consideration for investment banking and advisory services and had an aggregate value of approximately $33,801,000, based on an implied value of $33.00 per share. The fair value of the shares issued was recorded as an increase to additional paid-in capital, with an offsetting reduction to additional paid-in capital as equity issuance costs related to the direct listing.
Preferred stock shares, outstanding											17,494,820				14,829,942		17,494,820	26,560,266
Warrant exercise price	$ 12.35
Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued									4,000,000			4,000,000				4,000,000
Issuance of common stock upon exercise of warrants									$ 3,000			$ 3,000				$ 3,000
Warrants exercise price per share									$ 3.2475			$ 3.2475				$ 3.2475
Warrants expiration dates description																1,000,000 warrants have an expiration date of eight (8) months, 1,000,000 warrants have an expiration date of sixteen (16) months, and 2,000,000 warrants have an expiration date of two (2) years from the issuance date
Series D Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued						25,000,000
Warrants exercise price per share						$ 12.35
Warrants to purchase total						25,000,000
Warrants and expiration date description						16,000,000 warrants have an expiration date of nine (9) months, 3,000,000 warrants have an expiration date of sixteen (16) months, and 6,000,000 warrants have an expiration date of two (2) years from the issuance date
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price per share															$ 3.2475
Issuance of common stock upon exercise of warrants															1,033,335
Series C Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value									0.0001			0.0001				$ 0.0001
Stock issued, price per share									$ 10.00			10.00				$ 10.00
Issued an aggregate of shares																329,671
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds															$ 3,350,000
Number of shares issued			98,902	131,867	93,407	109,891					115,385
Stock for consideration			$ 900,000	$ 1,200,000	$ 850,000
Issuance of common stock upon exercise of warrants															8,098
Series D Preferred Stock [Member] | Series D Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance and sale of total of shares						549,451
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends description																	(i) the prime rate, plus 6.5%, or (ii) 12%, payable monthly in arrears on the stated value. At the option of the company, dividends may be paid in cash or in shares of common stock valued at the conversion price
Gross proceeds																	$ 10,000,000
preferred stock redemption amount											$ 1,000,000						1,000,000
Preferred stock shares, converted		1,477,857
Preferred stock shares, outstanding		682,770
Series E Preferred Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																	20,000,000
preferred stock redemption amount											2,000,000						2,000,000
Series E Preferred Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																	30,000,000
preferred stock redemption amount											$ 2,000,000						2,000,000
Series E Preferred Stock Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																	$ 40,000,000
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																		$ 0.0001
Number of shares issued										6,154,723								6,152,684
Stock issued, value										$ 3,006,000								$ 3,000,000
Stock issued, price per share										$ 0.0001
Share price										$ 0.48751								$ 0.48751
Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									7,234,063				995,157
Stock issued, value									$ 5,120,000
Stock issued, price per share									$ 0.0001			0.0001				$ 0.0001
Share price									0.707810			0.707810	$ 0.707810			0.707810
Proceeds from shares issued													$ 797,000
Fundraising fees													$ 140,000
Series CF Preferred Stock [Member] | Listing Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													2,869,954
Stock issued, value													$ 2,031,000
Stock issued, price per share													$ 0.0001
Convertible Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share									0.6755			0.6755				0.6755
Convertible Common Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share									$ 2.0265			$ 2.0265				$ 2.0265
Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							212,033
Stock issued, value							$ 819,000
Stock issued, price per share							$ 0.0001
Share price							$ 2.1234
Fundraising fees							$ 56,000
Series E Convertible Preferred Stock [Member] | Securities Purchase And Conversion Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share								$ 3.75
Share price								$ 10.00
Debt conversion, converted instrument, rate								50.00%
Stock issued during period, value, conversion of units								$ 6,800,000
Preferred stock shares, converted								682,770
Debt instrument, convertible, conversion price								$ 4.62
Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of non-voting common stock issued and outstanding after conversion																			7,025,651		2,057,102	607,775
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock convertible conversion price											$ 3.75						$ 3.75
Number of shares issued																		2,050,896
Stock Issued During Period, Value, Issued for Services
Preferred stock shares, outstanding											17,494,820				14,829,942		17,494,820	26,560,266
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights															The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation		The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value											$ 10.00				$ 10.00		$ 10.00
Stock convertible conversion price											2.0265				$ 2.0265		$ 2.0265
Preferred stock shares converted															277,171
Conversion of shares															1,367,742
Conversion of shares, price per share															$ 2.0265
Preferred Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights															The holders of Series D Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation		The holders of Series D Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value											10.00				$ 10.00		$ 10.00
Stock convertible conversion price											12.35				$ 12.35		$ 12.35
Preferred stock shares converted															24,000
Conversion of shares															19,433
Conversion of shares, price per share															$ 12.35
Preferred Stock [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights																	The holders of Series E Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value											10.00						$ 10.00
Stock convertible conversion price											$ 4.62						$ 4.62
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights												Each share of Series F Preferred Stock entitles the holder to cast 40,000 votes on all matters submitted to the Company’s shareholders or acted upon by written consent.			The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote		The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote
Preferred stock, shares authorized									10,000		10,000	10,000			10,000	10,000	10,000
Preferred stock shares, outstanding											10,000				10,000		10,000
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											25,356,256				25,356,256		25,356,256	25,356,256
Preferred stock shares, outstanding											8,204,944				8,204,944		8,204,944	8,204,944
Preferred Stock [Member] | Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											2,900,000						2,900,000
Preferred stock shares, outstanding
Preferred Stock [Member] | Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											27,463,149				27,463,149		27,463,149	27,463,149
Preferred stock shares, outstanding											2,128,737				1,520,962		2,128,737	9,154,388